DEBT (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Jan. 05, 2023	Dec. 30, 2022	Jun. 30, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Debt Instrument [Line Items]
Shares issued				0
Issuance of incentive shares with debt recorded as debt discount				$ 122,426	$ 0
Amortization of debt discounts				360,993	$ 0
Unamortized debt discounts				773,471		$ (0)
Debt [Member]
Debt Instrument [Line Items]
Proceeds from loans		$ 164,000	$ 150,000
Interest rate			3.70%
Principal			$ 731
Interest			$ 731
Accrued and unpaid interest						$ 13,594
Payment for loan	$ 163,885
Principal amount		1,437,500
Subscription amount		$ 1,150,000
Warrant purchased		2,613,636
Exercise price		$ 0.44
Expiration date		Dec. 30, 2027
Shares issued		522,727
Issuance fees		$ 138,500
Proceeds from debt		1,011,500
Derivative instrument				1,526,363
Fair value on market price				318,863
Proceeds from note payable				1,150,000
Fair value on warrants				586,040
Issuance of incentive shares with debt recorded as debt discount				122,426
Debt issuance costs				138,500
Amortization of debt discounts				360,993
Unamortized debt discounts				773,471
Debt [Member] | O I D Promissory Note [Member]
Debt Instrument [Line Items]
Debt issuance costs				1,134,466
Debt [Member] | Investor [Member]
Debt Instrument [Line Items]
Principal amount		$ 287,500		$ 287,500